Segment Information - Schedule of Interest Income, Share of (Loss) Income on Equity Method Investment and Depreciation and Amortization Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue from External Customer [Line Items]
Interest income	¥ 374,466	$ 53,548	¥ 510,964	¥ 436,253
Share of (loss) income on equity method investments	(12,879)	$ (1,842)	59,216	(70,643)
Depreciation and amortization expenses	¥ 81,815		¥ 58,733	¥ 79,608